BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated December 29, 2021

to the Prospectus dated October 28, 2021

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective December 31, 2021, Tad Rivelle will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Core Plus Bond Fund managed by Metropolitan West Asset Management, LLC (“MetWest’s Allocated Portion of the Core Plus Bond Fund”). Laird Landmann, Stephen Kane and Bryan Whalen will each continue to serve as portfolio managers of MetWest’s Allocated Portion of the Core Plus Bond Fund.

Accordingly, as of December 31, 2021, all references and information related to Tad Rivelle in the Prospectus are hereby deleted.

B.

Effective January 1, 2022, Peter Sietsema and Paul Whitehead will be added as portfolio managers of the portion of the assets of the Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, and Bridge Builder International Equity Fund managed by BlackRock Investment Management, LLC (“BlackRock’s Allocated Portion of each Equity Fund”), and Alan Mason will no longer serve as a portfolio manager of BlackRock’s Allocated Portion of each Equity Fund. Amy Whitelaw, Jennifer Hsui and Suzanne Henige will continue to serve as portfolio managers of BlackRock’s Allocated Portion of each Equity Fund.

Accordingly, effective January 1, 2022, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “BlackRock” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for each of the Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund is replaced with the following:

Portfolio Managers	Position with BlackRock	Length of Service to the Fund
Amy Whitelaw	Managing Director, Portfolio Manager	Since October 2019
Jennifer Hsui	Managing Director, Senior Portfolio Manager	Since October 2019
Suzanne Henige	Managing Director, Portfolio Manager	Since May 2020
Peter Sietsema	Director, Portfolio Manager	Since January 2022
Paul Whitehead	Managing Director, Portfolio Manager	Since January 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers - Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund – BlackRock” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Jennifer Hsui, CFA and Amy Whitelaw have been portfolio managers of the Funds since October 2019. Suzanne Henige has been a portfolio manager of the Funds since May 2020. Peter Sietsema and Paul Whitehead have been portfolio managers of the Funds since January 2022.

Jennifer Hsui, CFA, Managing Director, is Co-Head and Chief Investment Officer of BlackRock’s Global Index Equity team. She is responsible for overseeing the management of investment strategies for institutional index and ETF clients. Ms. Hsui’s service with the firm dates back to 2006, including her years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. Prior to her current role, Ms. Hsui was a senior portfolio manager and led the Emerging Markets Portfolio Engineering teams in the Americas within BlackRock’s ETF and Index Investing (“EII”) team. At BGI, she led the team responsible for the domestic institutional equity index funds. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Ms. Hsui earned a BS degree in economics and biology from the University of California, Berkeley.

Amy Whitelaw, Managing Director, is the Head of Americas Portfolio Engineering within BlackRock’s EII team. She oversees the Americas Index Equity Portfolio Engineering team and is responsible for the teams that manage investment strategies for institutional index, sub-advised index and ETF clients. Ms. Whitelaw is a member of the BlackRock Institutional Trust Company (“BTC”) Management Committee and BTC Enterprise Risk Management Committee. In addition, Ms. Whitelaw also co-chairs BlackRock’s Global Women’s Initiative Network. Ms. Whitelaw’s service with the firm dates back to 1999, including her years with BGI. At BGI, she led the Defined Contribution Portfolio Management team in Client Solutions, responsible for the management of defined contribution strategies for institutional and retail investors. Previously, Ms. Whitelaw worked in the Transition Services group as both a transition manager and strategist, and she was also an international equity trader on Barclays Global Investors’ trading desk. Prior to BGI, she worked in the Institutional Derivatives Sales group at Goldman Sachs. Ms. Whitelaw earned a BA degree in International studies and French from Dickinson College in 1993.

Suzanne Henige, CFA, Managing Director and Senior Portfolio Manager, is a member of BlackRock’s EII Portfolio Engineering group. She currently leads the Sub-Advised Portfolio Engineering team which is which is directly responsible for ETFs. Mrs. Henige’s service with the firm dates back to 2009. Prior to her current role, she managed portfolios for institutional index and ETF clients. Before transitioning to the portfolio management team in 2011, she was a team lead in Client Reporting. Mrs. Henige began her career as an Officer in the International

Developed Fund Accounting team at State Street in 2003. Mrs. Henige earned a BS degree in managerial economics and an MBA degree from University of California, Davis in 2003 and 2012, respectively.

Peter Sietsema, Director, is a member of BlackRock’s Index Equity Portfolio Management Group. He is responsible for BlackRock’s sub-advised vehicles. Mr. Sietsema was previously responsible for the management of a broad range of U.S. equity portfolios. Mr. Sietsema’s service with the firm dates back to 2007, including his years with BGI. At BGI, he was a portfolio manager within the US Index Portfolio Management group in San Francisco. Mr. Sietsema began his career as Senior Manager of Alternative Investments at State Street. Mr. Sietsema earned a BS degree in business administration from California State University, Sacramento, in 2000.

Paul Whitehead, Managing Director, is Co-Head of BlackRock’s Index Equity Portfolio Management Group and Co-Head of EII. He is responsible for overseeing the management of institutional index and ETF clients. Mr. Whitehead was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned alternative trading system launched in 2015. Mr. Whitehead’s service with the firm dates back to 1996, including his years with BGI. Prior to assuming his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all institutional index funds, ETFs, and transition management mandates. Mr. Whitehead earned a BS degree in economics at the University of Colorado in 1993.

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BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated December 29, 2021

to the Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective December 31, 2021, Tad Rivelle will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Core Plus Bond Fund managed by Metropolitan West Asset Management, LLC (“MetWest’s Allocated Portion of the Core Plus Bond Fund”). Laird Landmann, Stephen Kane and Bryan Whalen will each continue to serve as portfolio managers of MetWest’s Allocated Portion of the Core Plus Bond Fund.

Accordingly, effective December 31, 2021, all references and information related to Tad Rivelle in the SAI are hereby deleted.

B.

Effective January 1, 2022, Peter Sietsema and Paul Whitehead will be added as portfolio managers of the portion of the assets of the Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, and Bridge Builder International Equity Fund managed by BlackRock Investment Management, LLC (“BlackRock’s Allocated Portion of each Equity Fund”), and Alan Mason will no longer serve as a portfolio manager of BlackRock’s Allocated Portion of each Equity Fund. Amy Whitelaw, Jennifer Hsui and Suzanne Henige will continue to serve as portfolio managers of BlackRock’s Allocated Portion of each Equity Fund.

Accordingly, effective January 1, 2022, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers –Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund - BlackRock Investment Management LLC (“BlackRock”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund
Jennifer Hsui	323	$1.96 trillion	59	$88.82 billion	29	$32.62 billion
Amy Whitelaw	339	$1.96 trillion	199	$654.5 billion	77	$531.6 billion
Suzanne Henige	68	$185.7 billion	6	$4.59 billion	0	$0
Peter Sietsema[1]	0	$0	82	$218.5 billion	47	$128.0 billion
Paul Whitehead[1]	0	$0	0	$0	0	$0

1As of October 31, 2021.

As of June 30, 2021, Mses. Hsui, Whitelaw and Henige did not beneficially own any shares of the Funds.

As of October 31, 2021, Messrs. Sietsema and Whitehead did not beneficially own any shares of the Funds.

2.

The following disclosure is hereby added as a separate paragraph following the paragraph entitled “Base Compensation” in the sub-section entitled “Portfolio Manager Compensation Overview” under the section entitled “The Funds’ Investment Teams – The Sub-advisers –Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund - BlackRock Investment Management LLC (“BlackRock”)”:

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of a portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Messrs. Sietsema and Whitehead is not measured against a specific benchmark.

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